SCHEDULE OF INVESTMENT IN JOINT VENTURE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Investment balance
Recognized gain on contribution of intellectual property			1,031,807
Share of loss in joint venture for the year ended December 31, 2023			(1,031,807)
Investment balance